Goodwill and Other Intangible Assets (Amortization) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Aug. 21, 2015	Jan. 23, 2016	Jan. 24, 2015	Jan. 23, 2016	Jan. 24, 2015	Jul. 25, 2015
Finite-Lived Intangible Assets [Line Items]
Recognized amortization expense on other intangible assets		$ 4.3	$ 0.7	$ 8.6	$ 1.4
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Total		80.0		80.0		$ 0.0
Customer relationships
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2016 (remaining six months)		8.6		8.6
2017		12.5		12.5
2018		9.4		9.4
2019		7.0		7.0
2020		5.4		5.4
Total		42.9		$ 42.9		0.0
Favorable Leasehold
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets useful life (years)				4 years
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2016 (remaining six months)		3.8		$ 3.8
2017		7.5		7.5
2018		7.1		7.1
2019		6.6		6.6
2020		12.1		12.1
Total		$ 37.1		$ 37.1		$ 0.0
ANN | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets useful life (years)	5 years